Deposits - Schedule of maturity profile of the bank's deposits, excluding interest payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 3,036,228	$ 3,138,900
Demand
Disclosure of deposits from customers [Line Items]
Deposits from customers	362,356	170,660
Up to 1 month
Disclosure of deposits from customers [Line Items]
Deposits from customers	842,472	1,127,120
From 1 month to 3 months
Disclosure of deposits from customers [Line Items]
Deposits from customers	926,902	878,900
From 3 month to 6 months
Disclosure of deposits from customers [Line Items]
Deposits from customers	641,526	544,860
From 6 month to 1 year
Disclosure of deposits from customers [Line Items]
Deposits from customers	233,081	365,879
From 1 year to 2 years
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 29,891	$ 51,481